CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Italian and foreign VAT credits	€ 56,837	€ 65,529
Prepayments	63,983	53,846
Other	16,943	10,853
Total other current assets	€ 137,763	€ 130,228